UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PI Investment Management Limited

Address:   5th Floor, Alexandra House, The Sweepstakes
           Ballsbridge, Dublin 4, Ireland


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Shauneen Kay
Title:  Chief Compliance Officer
Phone:  011 353 1 6699223

Signature,  Place,  and  Date  of  Signing:

/s/ Shauneen Kay                   Dublin, Ireland                    5/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      681,025
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCENTURE PLC               Common         G1151C101   15,444  365,873          SOLE       NONE     365,873      0    0
AFLAC INC                   Common         001055102   18,079  336,111          SOLE       NONE     336,111      0    0
ALTRIA GROUP INC            Common         02209S103   14,118  683,671          SOLE       NONE     683,671      0    0
AUTOMATIC DATA PROCESSING   Common         053015103   26,165  586,781          SOLE       NONE     586,781      0    0
BECTON DICKINSON & CO       Common         075887109   17,986  227,532          SOLE       NONE     227,532      0    0
CISCO SYSTEMS INC           Common         17275R102   21,633  811,747          SOLE       NONE     811,747      0    0
EMERSON ELECTRIC CO         Common         291011104   29,716  584,852          SOLE       NONE     584,852      0    0
EXXON MOBIL CORP            Common         30231G102   14,632  218,231          SOLE       NONE     218,231      0    0
FISERV INC                  Common         337738108   17,525  345,314          SOLE       NONE     345,314      0    0
GAP INC                     Common         364760108   17,159  738,027          SOLE       NONE     738,027      0    0
GENERAL DYNAMICS CORP       Common         369550108   33,429  431,397          SOLE       NONE     431,397      0    0
HEWLETT-PACKARD CO          Common         428236103   33,362  626,402          SOLE       NONE     626,402      0    0
ILLINOIS TOOL WORKS         Common         452308109   11,769  248,124          SOLE       NONE     248,124      0    0
JOHNSON & jOHNSON           Common         478160104   51,749  797,371          SOLE       NONE     797,371      0    0
M & T BANK CORP             Common         55261F104   14,797  185,518          SOLE       NONE     185,518      0    0
MCGRAW-HILL COMPANIES       Common         580645109   11,379  317,488          SOLE       NONE     317,488      0    0
MEDTRONIC INC               Common         585055106   21,571  478,813          SOLE       NONE     478,813      0    0
MICROSOFT CORP              Common         594918104   24,400  819,621          SOLE       NONE     819,621      0    0
NIKE INC                    Common         654106103   22,874  309,897          SOLE       NONE     309,897      0    0
OMNICOM GROUP               Common         681919106   19,876  498,384          SOLE       NONE     498,384      0    0
PHILIP MORRIS INTERNATIONAL Common         718172109   43,089  820,895          SOLE       NONE     820,895      0    0
REPUBLIC SERVICES INC       Common         760759100   19,935  684,356          SOLE       NONE     684,356      0    0
ROCKWELL COLLINS INC        Common         774341101   17,821  282,284          SOLE       NONE     282,284      0    0
SK TELECOM CO LTD           SPON ADR       78440P108   36,453    2,014          SOLE       NONE       2,014      0    0
STAPLES INC                 Common         855030102   10,889  461,382          SOLE       NONE     461,382      0    0
SYSCO CORP                  Common         871829107   10,428  350,869          SOLE       NONE     350,869      0    0
TARGET CORP                 Common         87612E106   17,254  321,067          SOLE       NONE     321,067      0    0
WAL-MART STORES INC         Common         931142103   45,391  811,852          SOLE       NONE     811,852      0    0
WALGREEN CO                 Common         931422109   27,368  731,362          SOLE       NONE     731,362      0    0
WELLS FARGO & CO            Common         949746101   14,734  477,770          SOLE       NONE     477,770      0    0
                                                      681,025        0                                    0      0    0


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